Borrowings (Details) - CNY (¥)														12 Months Ended
	Jul. 27, 2026	Jun. 05, 2026	Sep. 05, 2025	Aug. 21, 2025	Feb. 10, 2025	Sep. 09, 2024	Sep. 06, 2024	Aug. 29, 2024	Sep. 01, 2023	Aug. 14, 2023	Sep. 08, 2022	Jun. 24, 2022	Jun. 13, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Borrowings [Line Items]
Interest expense debt														¥ 1,139,431	¥ 1,091,353	¥ 521,706
Subsequent Event [Member]
Borrowings [Line Items]
New bank loan	¥ 9,500,000
Repay outstanding loan	¥ 9,500,000
Credit Line I [Member]
Borrowings [Line Items]
Line of credit		¥ 6,750,000										¥ 34,791,400	¥ 7,000,000
Bank payment												¥ 7,000,000
Line of credit, term												5 years	12 months
Line of credit, percentage		3.65%											4.35%
Maturity date		Dec. 19, 2026
Credit Line II [Member]
Borrowings [Line Items]
Line of credit				¥ 3,000,000				¥ 3,000,000			¥ 34,791,400
Bank payment											¥ 5,200,000
Line of credit, term				12 months				12 months			5 years
Line of credit, percentage				3.85%				4.35%
Credit Line III [Member]
Borrowings [Line Items]
Line of credit			¥ 9,500,000		¥ 3,000,000	¥ 10,000,000	¥ 7,000,000		¥ 1,200,000	¥ 1,000,000
Line of credit, term			12 months		12 months	12 months	12 months		3 years	3 years
Line of credit, percentage			3.45%		3.65%	3.40%	3.40%		4.35%	4.35%
Secured debt			¥ 50,000,000		¥ 50,000,000	¥ 50,000,000	¥ 50,000,000
Hangzhou United Bank [Member] | Credit Line III [Member]
Borrowings [Line Items]
Line of credit							¥ 20,000,000
Line of credit, term							2 years